Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value Measurements
Assets and liabilities measured on a nonrecurring basis

	Thousands of Yen
						Impairment
	Level 1		Level 2		Level 3	loss
As of June 30, 2025
Assets
Right-of-use asset – operating lease		¥—		¥—	¥1,886,062	¥59,065
Leasehold improvements		—		—	275,086	6,602
Tools, furniture and fixtures		—		—	54,352	387
Store operating rights		—		—	2,500,012	18,534
Total		¥—		¥—	¥4,715,512	¥84,588

As of December 31, 2024
Assets
Leasehold improvements	¥	―	¥	―	¥311,436	¥135
Store operating rights		―		―	830,838	22,738
Total	¥	―	¥	―	¥1,142,274	¥22,873